REVENUE (Tables)	9 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of timing of revenue recognition

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Services and products transferred at a point in time	$32,168	$463,295	$796,716	$2,552,462
Services and products transferred over time	49,903	967,809	1,235,957	5,332,018
Total revenue	$82,071	$1,431,104	$2,032,673	$7,884,480

Schedule of revenue by source

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Products	$71,886	$136,534	$329,400	$1,246,610
Services	10,185	1,294,570	1,703,273	6,637,870
Total revenue	$82,071	$1,431,104	$2,032,673	$7,884,480

Schedule of revenue by geographic destination

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
North America	$74,586	$590,028	$449,238	$1,124,462
United Kingdom	7,485	–	1,397,152	–
Rest of world	–	841,076	186,283	6,760,018
Total revenue	$82,071	$1,431,104	$2,032,673	$7,884,480